Investment Securities - Summary of Analysis of Fair Value and Carrying Value of Held-to-Maturity Securities (Detail) $ in Millions	Oct. 31, 2017 CAD ($)
Disclosure of financial assets [line items]
Fair value	$ 18,716
Carrying value	18,765
Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Fair value	5,748
Carrying value	5,779
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Fair value	3,991
Carrying value	3,993
Other foreign government debt [member]
Disclosure of financial assets [line items]
Fair value	2,690
Carrying value	2,705
Corporate debt [member]
Disclosure of financial assets [line items]
Fair value	6,287
Carrying value	$ 6,288